Other Finance Expenses - Components interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Finance Expenses
Interest expense	$ 59,639	$ 65,131	$ 69,567
Amortization of debt issuance cost and fair value of debt assumed	2,391	2,221	2,503
Total interest expense	$ 62,030	$ 67,352	$ 72,070